STAFF COSTS - Number of Shares in TORM plc (Details) - equityInstrument	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STAFF COSTS
Exercisable (in shares)	0	0	0
Long term incentive plan, ordinary plan
STAFF COSTS
Outstanding as of 1 January (in shares)	2,424,000	2,372,900	2,187,500
Granted during the period (in shares)	3,136,600	1,393,000	1,355,100
Exercised during the period (in shares)	(1,137,600)	(1,078,000)	(409,400)
Expired/forfeited during the period (in shares)	(5,300)	(263,900)	(760,300)
Outstanding as of 31 December (in shares)	4,417,700	2,424,000	2,372,900